Derivative instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments	Derivative instrumentsThe following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2020 and 2019:

		Assets			Liabilities
Type of Derivative	Balance Sheets Location	2020	2019	Balance Sheets Location	2020	2019
Derivatives designated as hedging instruments
Cash Flow hedge
Forward contracts	Other receivables	$—	$259	Accrued payroll and other liabilities	$(1,264)	$(532)
Cross-currency interest rate swap	Derivative instruments	86,534	37,219	Derivative instruments	(6,194)	(8,179)
Call spread	Derivative instruments	21,858	20,609	Derivative instruments	—	—
Coupon-only swap	Derivative instruments	3,591	—	Derivative instruments	—	(5,326)
Subtotal		111,983	58,087		(7,458)	(14,037)
Derivatives not designated as hedging instruments
Forward contracts	Other receivables	—	20	Accrued payroll and other liabilities	—	—
Call spread	Derivative instruments	3,798	—	Derivative instruments	—	—
Coupon-only swap	Derivative instruments	202	—	Derivative instruments	(5,017)	—
Call Spread + Coupon-only swap	Derivative instruments	6,620	—	Derivative instruments	(8,050)	—
Subtotal		10,620	20		(13,067)	—
Total derivative instruments		$122,603	$58,107		$(20,525)	$(14,037)

Derivatives designated as hedging instruments

Cash flow hedge

Forward contracts

    The Company has entered into various forward contracts in a few territories to hedge a portion of the foreign exchange risk associated with forecasted imports of goods. The effect of the hedges results in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). As of December 31, 2020, the Company had forward contracts outstanding with a notional amount of $20,276 that mature during 2021.

The Company made net collections totaling $1,757, $711 and $75 during fiscal years 2020, 2019 and 2018, respectively, as a result of the net settlements of these derivatives.

Cross-currency interest rate swap

The Company entered into four cross-currency interest rate swap agreements to hedge all the variability of the principal and interest collections of its BRL intercompany loan receivables with ADBV. The agreements were signed during November 2013 (amended in February 2017), June and July 2017 and October 2020. The following table presents information related to the terms of the agreements:
Derivatives designated as hedging instruments (continued)

Cash flow hedge (continued)

Cross-currency interest rate swap (continued)

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
JP Morgan Chase Bank, N.A.	BRL	108,000	13%	$	35,400	4.38%	March 31/ September 30	September 2023
JP Morgan Chase Bank, N.A.	BRL	98,670	13%	$	30,000	6.02%	March 31/ September 30	September 2023
Citibank N.A.	BRL	94,200	13%	$	30,000	6.29%	March 31/ September 30	September 2023
Citibank N.A.	BRL	112,738	13%	$	20,049	8.08%	March 31/ September 30	September 2023

During April 2017, the Company’s Brazilian subsidiary entered into similar agreements in order to hedge all the variability in a portion (50%) of the principal and interest payable of certain intercompany loan payables nominated in US dollar.

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
BAML (i)	BRL	156,250	13.64%	$	50,000	6.91%	March 31/ September 30	April 2027
Banco Santander S.A.	BRL	155,500	13.77%	$	50,000	6.91%	June 30/ December 31	September 2023

(i)Bank of America Merrill Lynch Banco Múltiplo S.A.

The Company paid $4,031, $8,692 and $10,671 of net interest during the fiscal years ended December 31, 2020, 2019 and 2018, respectively.

Call spread

During April 2017, the Company’s Brazilian subsidiary entered into two call spread agreements in order to hedge all variability in a portion (50%) of the principal of certain intercompany loan payables nominated in US dollar. Call spread agreements consist of a combination of two call options: the Company bought an option to buy US dollar at a strike price equal to the BRL exchange rate at the date of the agreements, and wrote an option to buy US dollar at a higher strike price than the previous one. Both pair of options have the same notional amount and are based on the same underlying with the same maturity date.
Derivatives designated as hedging instruments (continued)
Cash flow hedge (continued)

Call spread (continued)

The following table presents information related to the terms of the agreements:

Bank	Nominal Amount		Strike price		Maturity
	Currency	Amount	Call option written	Call option bought
Citibank S.A.	$	50,000	4.49	3.11	September 2023
JP Morgan S.A.	$	50,000	5.20	3.13	April 2027

Coupon-only swap

During April 2017, the Company’s Brazilian subsidiary entered into two coupon-only swap agreements in order to hedge all the variability in a portion (50%) in the interest payable related to the intercompany loan aforementioned.

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
Citibank S.A.	BRL	155,500	11.08%	$	50,000	6.91%	June 30/ December 31	September 2023
JP Morgan S.A.	BRL	156,250	11.18%	$	50,000	6.91%	March 31/ September 30	April 2027

The Company paid $197, $2,036 and $2,900 of net interest during the fiscal years ended December 31, 2020, 2019 and 2018, respectively, related to these agreements.

Additional disclosures

The following table present the pretax amounts affecting income and other comprehensive income for the fiscal years ended December 31, 2020, 2019 and 2018 for each type of derivative relationship:
Derivatives designated as hedging instruments (continued)
Cash flow hedge (continued)

Additional disclosures (continued)

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative			(Gain) Loss Reclassified from Accumulated OCI into (loss) income (i)
	2020	2019	2018	2020	2019	2018
Forward contracts	$904	$(10)	$731	$(1,895)	$(711)	$(75)
Cross-currency interest rate swaps	55,124	(8,506)	11,279	(37,376)	2,056	(18,888)
Call Spread	6,758	4,377	4,034	(18,153)	(3,561)	(15,421)
Coupon-only swap	8,604	(1,889)	1,864	(421)	1,860	2,415
Total	$71,390	$(6,028)	$17,908	$(57,845)	$(356)	$(31,969)

(i)The results recognized in income related to forward contracts were recorded as an adjustment to food and paper. The net gain (loss) recognized in income, related to cross-currency interest rate swaps is presented as follows:

Adjustment to:	2020	2019	2018
Foreign currency exchange results	$40,353	$6,346	$28,588
Net interest expense	(2,977)	(8,402)	(9,700)
Total	$37,376	$(2,056)	$18,888

The results recognized in income related to call spread agreements and coupon-only swap agreements were recorded as an adjustment to foreign currency exchange and interest expense, respectively.

Derivatives not designated as hedging instruments

In October 2020, the Company’s Brazilian subsidiary enters into certain derivatives that are not designated as hedge accounting, therefore the changes in the fair value of these derivatives are recognized immediately in earnings, within "Gain (loss) from derivative instruments". These agreements are:

–A call spread with JPMorgan. It consists of a combination of two call options likewise the ones previously mention. This agreement matures in April 2027.

The following table presents information related to the terms of the agreements:
Derivatives not designated as hedging instruments (continued)

Nominal Amount		Strike price
Currency	Amount	Call option written	Call option bought
$	30,000	8.20	5.62

–A coupon-only swap with JP Morgan that matures in April 2027.

The following table presents information related to the terms of the agreements:

Payable			Receivable			Interest payment dates
Currency	Amount	Interest rate (i)	Currency	Amount	Interest rate
BRL	168,690	CDI plus 2.42%	$	30,000	5.46%	April 30/ October 31

(i) “CDI” Certificados de Depósitos Interbancários

–A combination of call spread + coupon only swap into one agreement with Itaú Unibanco S.A, that matures in April 2027.
The following tables present information related to the terms of the agreements:

Nominal Amount		Strike price
Currency	Amount	Call option written	Call option bought
$	50,000	8.20	5.62

Payable			Receivable			Interest payment dates
Currency	Amount	Interest rate (i)	Currency	Amount	Interest rate
BRL	281,150	CDI plus 2.47%	$	50,000	5.46%	April 30/ October 31

(i) “CDI” Certificados de Depósitos Interbancários

In addition, during the fiscal years ended December 31, 2020, 2019 and 2018, the Company entered into certain forward contracts that generated net (payments) and collections for $(39), $787 and ($81).